Geographic Information (Details 1) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Revenues from External Customers and Long-Lived Assets [Line Items]
Net amount of property and equipment	$ 2,081	$ 2,321
Israel [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Net amount of property and equipment	751	825
United States [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Net amount of property and equipment	1,036	1,264
Germany [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Net amount of property and equipment	181	155
Other [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Net amount of property and equipment	$ 113	$ 77